Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2022
Provision for Site Reclamation and Closure
Disclosure of other provisions
	Quebec	Nunavut	Total
Balance at December 31, 2020	$1,854	$2,436	$4,290
Accretion	30	39	69
Change in estimate	50	(219)	(169)
Balance at December 31, 2021	$1,934	$2,256	$4,190
Accretion	42	52	94
Change in estimate	(409)	396	(13)
Balance at December 31, 2022	$1,567	$2,704	$4,271